Expense Example - FidelitySmallCapGrowthFund-AMCIZPRO - FidelitySmallCapGrowthFund-AMCIZPRO - Fidelity Small Cap Growth Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Small Cap Growth Fund - Class A
Expense Example:
1 year	$ 702
3 years	969
5 years	1,257
10 years	2,074
Fidelity Advisor Small Cap Growth Fund - Class C
Expense Example:
1 year	311
3 years	652
5 years	1,119
10 years	2,216
Fidelity Advisor Small Cap Growth Fund - Class M
Expense Example:
1 year	505
3 years	831
5 years	1,180
10 years	2,163
Fidelity Advisor Small Cap Growth Fund - Class I
Expense Example:
1 year	109
3 years	340
5 years	590
10 years	1,306
Fidelity Advisor Small Cap Growth Fund - Class Z
Expense Example:
1 year	95
3 years	296
5 years	515
10 years	$ 1,143